September 30, 2016

2016 Annual Report to Shareholders

THE BLDRS INDEX FUNDS TRUST

A Unit Investment Trust

ADRA	BLDRS Asia 50 ADR Index Fund

ADRD	BLDRS Developed Markets 100 ADR Index Fund

ADRE	BLDRS Emerging Markets 50 ADR Index Fund

ADRU	BLDRS Europe Select ADR Index Fund

“BLDRS” and “Baskets of Listed Depositary Receipts” are service marks of The Bank of New York Mellon

Introduction

The BLDRS Index Funds Trust consists of four separate Funds. This annual report provides information about the four funds discussed below. Each Fund will normally hold at least 95% of its total assets in American Depositary Receipts that comprise its relevant benchmark BNY Mellon ADR Index, and will seek returns that correspond generally, before fees and expenses, to the price and yield performance of its relevant benchmark BNY Mellon ADR Index.

BLDRS Asia 50 ADR Index Fund (ADRA)

The BLDRS Asia 50 ADR Index Fund seeks to track The BNY Mellon Asia 50 ADR IndexSM. The BNY Mellon Asia 50 ADR IndexSM includes 50 component American Depositary Receipts as of September 30, 2016 representing the securities issued by 50 of the most actively traded companies from the Asian markets having a free-float market capitalization ranging from approximately $2 billion to over $170 billion.

BLDRS Developed Markets 100 ADR Index Fund (ADRD)

The BLDRS Developed Markets 100 ADR Index Fund seeks to track The BNY Mellon Developed Markets 100 ADR IndexSM. The BNY Mellon Developed Markets 100 ADR IndexSM includes 86 component American Depositary Receipts as of September 30, 2016 representing the securities issued by 86 of the most actively traded companies from the international developed markets having a free-float market capitalization ranging from approximately $511 million to over $207 billion.

BLDRS Emerging Markets 50 ADR Index Fund (ADRE)

The BLDRS Emerging Markets 50 ADR Index Fund seeks to track The BNY Mellon Emerging Markets 50 ADR IndexSM. The BNY Mellon Emerging Markets 50 ADR IndexSM includes 50 component American Depositary Receipts as of September 30, 2016 representing the securities issued by 50 of the most actively traded companies from the international and emerging markets having a free-float market capitalization ranging from approximately $3 billion to over $118 billion.

BLDRS Europe Select ADR Index Fund (ADRU)

The BLDRS Europe Select ADR Index Fund seeks to track The BNY Mellon Europe Select ADR IndexSM. The BNY Mellon Europe Select ADR IndexSM includes 75 component American Depositary Receipts as of September 30, 2016 representing the securities issued by 75 of the most actively traded companies from the European markets having a free-float market capitalization ranging from approximately $511 million to over $207 billion.

1

Schedule of Investments

BLDRS Asia 50 ADR Index Fund (ADRA)

September 30, 2016

Number of Shares		Value
	American Depositary Receipts—100.0%
	Automobiles & Parts—15.5%
28,449	Honda Motor Co., Ltd.	$822,745
23,074	Toyota Motor Corp.	2,677,968

		3,500,713

	Banks—21.1%
6,834	HDFC Bank Ltd.	491,296
23,734	ICICI Bank Ltd.	177,293
6,424	KB Financial Group, Inc.	219,765
222,376	Mitsubishi UFJ Financial Group, Inc.	1,122,999
199,356	Mizuho Financial Group, Inc.	669,836
7,785	Shinhan Financial Group Co., Ltd.	283,685
90,858	Sumitomo Mitsui Financial Group, Inc.	613,292
52,181	Westpac Banking Corp.	1,186,596

		4,764,762

	Electricity—1.0%
8,951	Korea Electric Power Corp.	218,225

	Electronic & Electrical Equipment—1.2%
5,791	Kyocera Corp.	278,721

	Financial Services—1.1%
57,819	Nomura Holdings, Inc.	257,294

	Fixed Line Telecommunications—5.3%
2,414	China Telecom Corp. Ltd.	123,210
6,326	Chunghwa Telecom Co., Ltd.	221,600
4,656	KT Corp.	74,729
11,222	Nippon Telegraph & Telephone Corp.	514,080
4,153	PT Telekomunikasi Indonesia Persero Tbk	274,430

		1,208,049

	General Retailers—11.9%
1,542	58.Com, Inc.(a)	73,492
17,919	Alibaba Group Holding Ltd.(a)	1,895,651
17,329	JD.com, Inc.(a)	452,113
2,313	New Oriental Education & Technology Group, Inc.(a)	107,231
710	Tal Education Group(a)	50,296
7,401	Vipshop Holdings Ltd.(a)	108,573

		2,687,356

	Industrial Engineering—0.6%
3,652	Tata Motors Ltd.	146,007

	Industrial Metals & Mining—1.4%
5,199	POSCO	265,565
4,314	Vedanta Ltd.	44,736

		310,301

	Leisure Goods—3.0%
20,398	Sony Corp.	677,418

	Life Insurance—1.4%
24,289	China Life Insurance Co., Ltd.	317,700

	Mining—3.9%
25,201	BHP Billiton Ltd.	873,215

	Mobile Telecommunications—8.3%
16,751	China Mobile Ltd.	1,030,521
10,566	China Unicom Hong Kong Ltd.	128,694
21,221	NTT DOCOMO, Inc.	539,226
1,521	PLDT, Inc.	54,254

Number of Shares		Value
	American Depositary Receipts (continued)
	Mobile Telecommunications (continued)
6,126	SK Telecom Co., Ltd.	$138,448

		1,891,143

	Oil & Gas Producers—3.8%
4,166	China Petroleum & Chemical Corp.	307,659
2,592	CNOOC Ltd.	327,862
3,418	PetroChina Co., Ltd.	228,323

		863,844

	Pharmaceuticals & Biotechnology—1.6%
7,731	Dr Reddy’s Laboratories Ltd.	358,873

	Software & Computer Services—7.7%
4,362	Baidu, Inc.(a)	794,190
32,503	Infosys Ltd.	512,897
1,350	NetEase, Inc.	325,053
10,627	Wipro Ltd.	103,188

		1,735,328

	Technology Hardware & Equipment—9.8%
20,919	Advanced Semiconductor Engineering, Inc.	123,631
13,992	AU Optronics Corp.	51,071
17,496	Canon, Inc.	507,909
7,783	LG Display Co., Ltd.	99,000
44,095	Taiwan Semiconductor Manufacturing Co., Ltd.	1,348,866
42,414	United Microelectronics Corp.	78,466

		2,208,943

	Travel & Leisure—1.4%
6,890	Ctrip.com International Ltd.(a)	320,867

	Total Investments (Cost $27,093,639)—100.0%	22,618,759
	Other assets less liabilities—0.0%	5,043

	Net Assets-100.0%	$22,623,802

Notes to Schedule of Investments:

(a)	Non-income producing security.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

2

Schedule of Investments

BLDRS Developed Markets 100 ADR Index Fund (ADRD)

September 30, 2016

Number of Shares		Value
	Common Stocks and Other Equity Interests(a)—100.6%
	Automobiles & Parts—6.0%
28,613	Honda Motor Co., Ltd.	$827,488
23,200	Toyota Motor Corp.	2,692,592

		3,520,080

	Banks—19.4%
102,362	Banco Bilbao Vizcaya Argentaria SA	610,078
226,142	Banco Santander SA	997,286
61,615	Barclays PLC	535,434
31,361	Credit Suisse Group AG	412,084
21,787	Deutsche Bank AG(b)(c)	285,192
62,591	HSBC Holdings PLC	2,354,048
61,001	ING Groep NV	752,752
250,002	Lloyds Banking Group PLC	717,506
223,646	Mitsubishi UFJ Financial Group, Inc.	1,129,412
197,726	Mizuho Financial Group, Inc.	664,359
25,871	Royal Bank of Scotland Group PLC(b)	120,559
111,680	Sumitomo Mitsui Financial Group, Inc.	753,840
60,510	UBS Group AG(c)	824,146
52,479	Westpac Banking Corp.	1,193,372

		11,350,068

	Beverages—4.9%
12,894	Anheuser-Busch InBev NV	1,694,400
9,897	Diageo PLC	1,148,448

		2,842,848

	Chemicals—1.1%
7,355	Syngenta AG	644,298

	Construction & Materials—0.7%
13,002	CRH PLC	432,577

	Electronic & Electrical Equipment—0.5%
5,607	Kyocera Corp.	269,865

	Financial Services—0.4%
56,757	Nomura Holdings, Inc.	252,569

	Fixed Line Telecommunications—4.4%
27,712	BT Group PLC	704,716
10,928	Nippon Telegraph & Telephone Corp.	500,612
36,398	Orange SA	567,081
15,852	Telecom Italia SpA(b)	131,413
69,157	Telefonica SA	697,102

		2,600,924

	Food Producers—0.2%
5,972	Marine Harvest ASA	107,018

	Gas, Water & Multi-Utilities—1.5%
12,386	National Grid PLC	880,769

	General Industrials—0.8%
14,982	Koninklijke Philips NV(c)	443,317

	Health Care Equipment & Services—0.9%
6,763	Fresenius Medical Care AG & Co., KGaA	296,017
331	Mazor Robotics Ltd.(b)	8,563
7,254	Smith & Nephew PLC	237,786

		542,366

Number of Shares		Value
	Common Stocks and Other Equity Interests(a) (continued)
	Industrial Engineering—1.2%
31,485	ABB Ltd.	$708,727

	Industrial Metals & Mining—0.5%
29,843	ArcelorMittal(b)(c)	180,252
3,729	Tenaris SA	105,903

		286,155

	Leisure Goods—1.1%
19,859	Sony Corp.	659,517

	Life Insurance—2.0%
22,711	Aegon NV(c)	87,664
31,952	Aviva PLC	367,768
20,105	Prudential PLC	717,950

		1,173,382

	Media—2.1%
12,774	Pearson PLC	125,057
16,535	RELX NV	295,315
17,299	RELX PLC	331,449
4,216	WPP PLC	496,308

		1,248,129

	Mining—3.7%
25,346	BHP Billiton Ltd.	878,239
16,681	BHP Billiton PLC	506,769
1,451	Randgold Resources Ltd.	145,202
19,163	Rio Tinto PLC	640,044

		2,170,254

	Mobile Telecommunications—3.0%
20,634	NTT DOCOMO, Inc.	524,310
41,870	Vodafone Group PLC	1,220,510

		1,744,820

	Oil & Gas Producers—13.3%
49,403	BP PLC	1,737,009
21,240	Eni SpA	613,199
34,165	Royal Dutch Shell PLC, Class A	1,710,642
29,581	Royal Dutch Shell PLC, Class B	1,562,764
16,622	Statoil ASA	279,250
39,154	Total SA	1,867,646

		7,770,510

	Personal Goods—4.0%
2,205	Luxottica Group SpA	105,443
27,085	Unilever NV(c)	1,248,619
20,273	Unilever PLC	960,940

		2,315,002

	Pharmaceuticals & Biotechnology—18.3%
3,229	Amarin Corp. PLC(b)	10,301
39,443	AstraZeneca PLC	1,296,097
381	Cellectis SA(b)	9,175
651	Flamel Technologies SA(b)	8,072
670	Galapagos NV(b)	43,322
38,456	GlaxoSmithKline PLC	1,658,607
4,101	Grifols SA	65,493
397	GW Pharmaceuticals PLC(b)	52,694
41,497	Novartis AG	3,276,603

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3

BLDRS Developed Markets 100 ADR Index Fund (ADRD) (continued)

September 30, 2016

Number of Shares		Value
	Common Stocks and Other Equity Interests(a) (continued)
	Pharmaceuticals & Biotechnology (continued)
29,247	Novo Nordisk A/S	$1,216,383
37,054	Sanofi	1,415,092
4,742	Shire PLC	919,284
16,036	Teva Pharmaceutical Industries Ltd.	737,816

		10,708,939

	Software & Computer Services—2.5%
847	Criteo SA(b)	29,738
15,489	SAP SE	1,415,850

		1,445,588

	Technology Hardware & Equipment—4.0%
6,912	ASML Holding NV(c)	757,417
17,276	Canon, Inc.	501,522
2,570	Logitech International SA(c)	57,722
946	NICE Systems Ltd.	63,325
92,177	Nokia OYJ	533,705
10,497	STMicroelectronics NV(c)	85,551
48,071	Telefonaktiebolaget LM Ericsson	346,592

		2,345,834

	Tobacco—3.2%
14,725	British American Tobacco PLC	1,879,646

	Travel & Leisure—0.9%
3,399	Carnival PLC	166,823
3,274	InterContinental Hotels Group PLC	136,297
2,832	Melco Crown Entertainment Ltd.	45,623
2,009	Ryanair Holdings PLC	150,735

		499,478

	Total Investments (Cost $78,526,182)—100.6%	58,842,680
	Other assets less liabilities—(0.6)%	(349,047)

	Net Assets—100.0%	$58,493,633

Notes to Schedule of Investments:

(a)	The securities are classified as American Depositary Receipts unless noted otherwise.
(b)	Non-income producing security.
(c)	New York Registry Shares.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

Schedule of Investments

BLDRS Emerging Markets 50 ADR Index Fund (ADRE)

September 30, 2016

Number of Shares		Value
	American Depositary Receipts—100.4%
	Banks—13.9%
381,600	Banco Bradesco SA	$3,461,112
15,556	Bancolombia SA	607,306
56,924	HDFC Bank Ltd.	4,092,266
195,656	ICICI Bank Ltd.	1,461,550
395,724	Itau Unibanco Holding SA	4,329,221
53,171	KB Financial Group, Inc.	1,818,980
65,261	Shinhan Financial Group Co., Ltd.	2,378,111

		18,148,546

	Beverages—4.1%
603,956	Ambev SA	3,678,092
18,143	Fomento Economico Mexicano SAB de CV	1,669,882

		5,347,974

	Chemicals—1.5%
69,860	Sasol Ltd.	1,908,575

	Construction & Materials—1.2%
192,741	Cemex SAB de CV(a)	1,530,363

	Electricity—1.8%
44,829	CPFL Energia SA	663,469
70,680	Korea Electric Power Corp.	1,723,179

		2,386,648

	Fixed Line Telecommunications—4.5%
19,099	China Telecom Corp. Ltd.	974,813
52,313	Chunghwa Telecom Co., Ltd.	1,832,524
33,988	PT Telekomunikasi Indonesia Persero Tbk	2,245,927
56,998	Telefonica Brasil SA	824,761

		5,878,025

	Food Producers—1.1%
83,567	BRF SA	1,425,653

	Gas, Water & Multi-Utilities—1.0%
58,319	Ultrapar Participacoes SA	1,276,603

	General Retailers—16.4%
154,298	Alibaba Group Holding Ltd.(a)	16,323,185
131,618	JD.com, Inc.(a)	3,433,913
17,877	New Oriental Education & Technology Group, Inc.(a)	828,778
57,198	Vipshop Holdings Ltd.(a)	839,095

		21,424,971

	Industrial Engineering—0.9%
27,814	Tata Motors Ltd.	1,112,004

	Industrial Metals & Mining—1.7%
44,156	POSCO	2,255,488

	Life Insurance—2.0%
204,223	China Life Insurance Co., Ltd.	2,671,237

	Media—1.3%
67,304	Grupo Televisa SAB	1,729,040

	Mining—2.8%
56,166	AngloGold Ashanti Ltd.(a)	894,163
102,887	Gold Fields Ltd.	499,002
177,105	Vale SA	974,077
270,805	Vale SA (Preference Shares)	1,275,492

		3,642,734

Number of Shares		Value
	American Depositary Receipts (continued)
	Mobile Telecommunications—10.6%
157,610	America Movil SAB de CV	$1,803,058
151,271	China Mobile Ltd.	9,306,192
82,278	China Unicom Hong Kong Ltd.	1,002,146
71,097	Mobile Telesystems PJSC	542,470
49,006	SK Telecom Co., Ltd.	1,107,536

		13,761,402

	Oil & Gas Producers—8.9%
35,000	China Petroleum & Chemical Corp.	2,584,750
22,054	CNOOC Ltd.	2,789,610
29,037	PetroChina Co., Ltd.	1,939,672
204,852	Petroleo Brasileiro SA(a)	1,911,269
280,702	Petroleo Brasileiro SA (Preference Shares)(a)	2,332,634

		11,557,935

	Software & Computer Services—11.0%
37,187	Baidu, Inc.(a)	6,770,637
274,200	Infosys Ltd.	4,326,876
10,191	NetEase, Inc.	2,453,789
80,288	Wipro Ltd.	779,597

		14,330,899

	Technology Hardware & Equipment—13.8%
159,943	Advanced Semiconductor Engineering, Inc.	945,263
61,062	LG Display Co., Ltd.	776,709
512,940	Taiwan Semiconductor Manufacturing Co., Ltd.	15,690,835
327,403	United Microelectronics Corp.	605,695

		18,018,502

	Travel & Leisure—1.9%
52,003	Ctrip.com International Ltd.(a)	2,421,780

	Total Investments (Cost $162,321,316)—100.4%	130,828,379
	Other assets less liabilities—(0.4)%	(459,433)

	Net Assets—100.0%	$130,368,946

Notes to Schedule of Investments:

(a)	Non-income producing security.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

Schedule of Investments

BLDRS Europe Select ADR Index Fund (ADRU)

September 30, 2016

Number of Shares		Value
	Common Stocks and Other Equity Interests(a)—101.3%
	Banks—16.0%
31,932	Banco Bilbao Vizcaya Argentaria SA	$190,315
70,546	Banco Santander SA	311,108
19,221	Barclays PLC	167,030
9,783	Credit Suisse Group AG	128,549
6,796	Deutsche Bank AG(b)(c)	88,960
19,526	HSBC Holdings PLC	734,373
19,030	ING Groep NV	234,830
77,989	Lloyds Banking Group PLC	223,828
8,071	Royal Bank of Scotland Group PLC(b)	37,611
18,876	UBS Group AG(c)	257,091

		2,373,695

	Beverages—6.0%
4,022	Anheuser-Busch InBev NV	528,531
3,088	Diageo PLC	358,332

		886,863

	Chemicals—1.4%
2,294	Syngenta AG	200,954

	Construction & Materials—0.9%
4,056	CRH PLC	134,943

	Financial Services—0.0%
220	Qiwi PLC	3,221

	Fixed Line Telecommunications—4.4%
8,645	BT Group PLC	219,842
11,355	Orange SA	176,911
4,945	Telecom Italia SpA(b)	40,994
21,574	Telefonica SA	217,466

		655,213

	Food Producers—0.2%
1,863	Marine Harvest ASA	33,385

	Gas, Water & Multi-Utilities—1.9%
3,864	National Grid PLC	274,769

	General Industrials—0.9%
4,674	Koninklijke Philips NV(c)	138,304

	Health Care Equipment & Services—1.1%
2,110	Fresenius Medical Care AG & Co., KGaA	92,355
103	Mazor Robotics Ltd.(b)	2,664
2,263	Smith & Nephew PLC	74,181

		169,200

	Industrial Engineering—1.5%
9,822	ABB Ltd.	221,093

	Industrial Metals & Mining—0.6%
9,310	ArcelorMittal(b)(c)	56,233
1,163	Tenaris SA	33,029

		89,262

	Life Insurance—2.5%
7,085	Aegon NV(c)	27,348
9,968	Aviva PLC	114,732
6,272	Prudential PLC	223,973

		366,053

Number of Shares		Value
	Common Stocks and Other Equity Interests(a) (continued)
	Media—2.6%
3,985	Pearson PLC	$39,013
5,158	RELX NV	92,122
5,397	RELX PLC	103,406
1,315	WPP PLC	154,802

		389,343

	Mining—2.7%
5,204	BHP Billiton PLC	158,097
453	Randgold Resources Ltd.	45,332
5,978	Rio Tinto PLC	199,665

		403,094

	Mobile Telecommunications—2.7%
2,546	Mobile Telesystems PJSC	19,426
1,594	VimpelCom Ltd.	5,547
13,061	Vodafone Group PLC	380,728

		405,701

	Oil & Gas Producers—16.4%
15,412	BP PLC	541,886
6,626	Eni SpA	191,293
10,658	Royal Dutch Shell PLC, Class A	533,646
9,228	Royal Dutch Shell PLC, Class B	487,515
5,185	Statoil ASA	87,108
12,214	Total SA	582,608

		2,424,056

	Personal Goods—4.9%
688	Luxottica Group SpA	32,900
8,449	Unilever NV(c)	389,499
6,324	Unilever PLC	299,758

		722,157

	Pharmaceuticals & Biotechnology—22.6%
1,007	Amarin Corp. PLC(b)	3,212
12,304	AstraZeneca PLC	404,309
119	Cellectis SA(b)	2,866
203	Flamel Technologies SA(b)	2,517
209	Galapagos NV(b)	13,514
11,996	GlaxoSmithKline PLC	517,388
1,279	Grifols SA	20,426
124	GW Pharmaceuticals PLC(b)	16,459
12,945	Novartis AG	1,022,137
9,124	Novo Nordisk A/S	379,467
11,559	Sanofi	441,438
1,479	Shire PLC	286,719
5,003	Teva Pharmaceutical Industries Ltd.	230,188

		3,340,640

	Software & Computer Services—3.1%
264	Criteo SA(b)	9,269
4,832	SAP SE	441,693

		450,962

	Technology Hardware & Equipment—3.9%
2,156	ASML Holding NV(c)	236,255
802	Logitech International SA(c)	18,013
295	NICE Systems Ltd.	19,747
28,755	Nokia OYJ	166,491

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

BLDRS Europe Select ADR Index Fund (ADRU) (continued)

September 30, 2016

Number of Shares		Value
	Common Stocks and Other Equity Interests(a) (continued)
	Technology Hardware & Equipment (continued)
3,274	STMicroelectronics NV(c)	$26,683
14,996	Telefonaktiebolaget LM Ericsson	108,121

		575,310

	Tobacco—4.0%
4,593	British American Tobacco PLC	586,297

	Travel & Leisure—1.0%
1,060	Carnival PLC	52,025
1,021	InterContinental Hotels Group PLC	42,504
627	Ryanair Holdings PLC	47,043

		141,572

	Total Investments (Cost $20,198,137)—101.3%	14,986,087
	Other assets less liabilities—(1.3)%	(193,315)

	Net Assets—100.0%	$14,792,772

Notes to Schedule of Investments:

(a)	The securities are classified as American Depositary Receipts unless noted otherwise.
(b)	Non-income producing security.
(c)	New York Registry Shares.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

BLDRS Index Funds Trust

Statements of Assets and Liabilities

September 30, 2016

	BLDRS Asia 50 ADR Index Fund (ADRA)	BLDRS Developed Markets 100 ADR Index Fund (ADRD)	BLDRS Emerging Markets 50 ADR Index Fund (ADRE)	BLDRS Europe Select ADR Index Fund (ADRU)
Assets:
Investments in securities, at value	$22,618,759	$58,842,680	$130,828,379	$14,986,087
Cash	171,498	—	543,612	—
Receivables:
Dividends	23,261	127,885	288,984	40,624
Amount due from Sponsor	8,563	—	—	23,261
Foreign tax reclaims	687	173,794	—	41,618
Prepaid accrued expenses	186	—	346	—

Total Assets	22,822,954	59,144,359	131,661,321	15,091,590

Liabilities:
Due to custodian	—	142,235	—	131,403
Payables:
Distributions	155,696	402,984	969,787	125,347
Amount due to Trustee	2,470	7,344	15,458	1,651
Amount due to Licensor	—	37,534	74,655	—
Amount due to Sponsor	—	19,239	164,336	—
Accrued expenses	40,986	41,390	68,139	40,417

Total Liabilities	199,152	650,726	1,292,375	298,818

Net Assets	$22,623,802	$58,493,633	$130,368,946	$14,792,772

Net Assets Consist of:
Shares of beneficial interest	$38,689,266	$97,428,868	$277,771,125	$26,220,692
Undistributed net investment income	319	(357,764)	(969,787)	(125,348)
Undistributed net realized gain (loss)	(11,590,903)	(18,893,969)	(114,939,455)	(6,090,522)
Net unrealized appreciation (depreciation)	(4,474,880)	(19,683,502)	(31,492,937)	(5,212,050)

Net Assets	$22,623,802	$58,493,633	$130,368,946	$14,792,772

Shares outstanding (unlimited shares authorized, $0.001 par value)	800,000	2,900,000	3,750,000	750,000
Net asset value	$28.28	$20.17	$34.77	$19.72

Total investments, at cost	$27,093,639	$78,526,182	$162,321,316	$20,198,137

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

BLDRS Asia 50 ADR Index Fund (ADRA)

Statements of Operations

For the years ended September 30, 2016, 2015 and 2014

	2016	2015	2014
Investment Income:
Dividend income	$594,544	$794,360	$787,643
Foreign withholding tax	(62,261)	(68,709)	(57,116)

Total Income	532,283	725,651	730,527

Expenses:
Professional fees	28,846	37,431	34,684
Trustee fees	21,852	26,544	28,242
Licensing fees	13,123	15,926	16,945
Intraday valuation fees	9,999	10,001	10,001
Compliance service fees	4,923	10,140	10,052
Other expenses	3,992	5,689	5,564

Total Expenses	82,735	105,731	105,488

Less: Expenses waived by the Licensor	(13,123)	(15,926)	(16,945)
Less: Expenses assumed by the Sponsor	(3,966)	(10,174)	(3,817)

Net Expenses	65,646	79,631	84,726

Net Investment Income	466,637	646,020	645,801

Realized and Unrealized Gain (Loss):
Net realized gain (loss) from:
Investment securities	(103,971)	(1,047,102)	(240,941)
In-kind redemptions	(107,976)	—	578,339

Net realized gain (loss)	(211,947)	(1,047,102)	337,398

Net change in unrealized appreciation (depreciation) on investment securities	2,344,832	(2,020,625)	(724,364)

Net realized and unrealized gain (loss)	2,132,885	(3,067,727)	(386,966)

Net increase (decrease) in net assets resulting from operations	$2,599,522	$(2,421,707)	$258,835

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

BLDRS Developed Markets 100 ADR Index Fund (ADRD)

Statements of Operations

For the years ended September 30, 2016, 2015 and 2014

	2016	2015	2014
Investment Income:
Dividend income	$2,579,436	$2,567,999	$3,047,360
Foreign withholding tax	(187,506)	(151,843)	(126,260)

Total Income	2,391,930	2,416,156	2,921,100

Expenses:
Trustee fees	62,496	65,738	55,397
Licensing fees	37,534	39,436	33,238
Professional fees	32,847	41,431	37,684
Marketing expenses	17,628	11,802	—
Compliance service fees	14,895	19,754	18,842
Intraday valuation fees	9,999	10,001	10,001
Other expenses	12,414	9,019	11,028

Total Expenses	187,813	197,181	166,190

Net Investment Income	2,204,117	2,218,975	2,754,910

Realized and Unrealized Gain (Loss):
Net realized gain (loss) from:
Investment securities	(1,209,431)	(1,819,663)	(1,030,331)
In-kind redemptions	704,578	404,153	—

Net realized gain (loss)	(504,853)	(1,415,510)	(1,030,331)

Net change in unrealized appreciation (depreciation) on investment securities	(1,385,377)	(8,850,017)	1,980,936

Net realized and unrealized gain (loss)	(1,890,230)	(10,265,527)	950,605

Net increase (decrease) in net assets resulting from operations	$313,887	$(8,046,552)	$3,705,515

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

BLDRS Emerging Markets 50 ADR Index Fund (ADRE)

Statements of Operations

For the years ended September 30, 2016, 2015 and 2014

	2016	2015	2014
Investment Income:
Dividend income	$2,857,130	$4,318,040	$5,994,528
Foreign withholding tax	(318,524)	(430,502)	(457,684)

Total Income	2,538,606	3,887,538	5,536,844

Expenses:
Trustee fees	124,240	179,132	221,279
Licensing fees	74,655	107,479	132,768
Marketing expenses	61,995	97,987	93,015
Professional fees	45,724	40,989	73,677
Reports to shareholders fees	18,821	20,030	34,844
Compliance service fees	15,950	71,831	82,731
Other expenses	32,030	28,947	25,524

Total Expenses	373,415	546,395	663,838

Net Investment Income	2,165,191	3,341,143	4,873,006

Realized and Unrealized Gain (Loss):
Net realized gain (loss) from:
Investment securities	(5,260,453)	(20,403,821)	(9,814,980)
In-kind redemptions	(7,375,304)	(6,886,017)	(4,740,096)

Net realized gain (loss)	(12,635,757)	(27,289,838)	(14,555,076)

Net change in unrealized appreciation (depreciation) on investment securities	39,100,471	(27,067,954)	26,063,733

Net realized and unrealized gain (loss)	26,464,714	(54,357,792)	11,508,657

Net increase (decrease) in net assets resulting from operations	$28,629,905	$(51,016,649)	$16,381,663

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

BLDRS Europe Select ADR Index Fund (ADRU)

Statements of Operations

For the years ended September 30, 2016, 2015 and 2014

	2016	2015	2014
Investment Income:
Dividend income	$730,667	$819,255	$1,094,298
Foreign withholding tax	(49,725)	(51,727)	(45,409)

Total Income	680,942	767,528	1,048,889

Expenses:
Professional fees	29,835	34,430	33,583
Trustee fees	16,956	21,098	18,077
Licensing fees	10,190	12,659	10,846
Intraday valuation fees	9,999	10,001	10,001
Compliance service fees	6,082	6,442	6,476
Other expenses	7,960	6,231	6,712

Total Expenses	81,022	90,861	85,695

Less: Expenses waived by the Licensor	(10,190)	(12,659)	(10,846)
Less: Expenses assumed by the Sponsor	(19,861)	(14,909)	(20,618)

Net Expenses	50,971	63,293	54,231

Net Investment Income	629,971	704,235	994,658

Realized and Unrealized Gain (Loss):
Net realized gain (loss) from:
Investment securities	(425,396)	(779,242)	(427,199)
In-kind redemptions	229,049	261,918	—

Net realized gain (loss)	(196,347)	(517,324)	(427,199)

Net change in unrealized appreciation (depreciation) on investment securities	(370,151)	(2,780,272)	1,077,101

Net realized and unrealized gain (loss)	(566,498)	(3,297,596)	649,902

Net increase (decrease) in net assets resulting from operations	$63,473	$(2,593,361)	$1,644,560

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

BLDRS Asia 50 ADR Index Fund (ADRA)

Statements of Changes in Net Assets

For the years ended September 30, 2016, 2015 and 2014

	2016	2015	2014
Operations:
Net investment income	$466,637	$646,020	$645,801
Net realized gain (loss)	(211,947)	(1,047,102)	337,398
Net change in unrealized appreciation (depreciation)	2,344,832	(2,020,625)	(724,364)

Net increase (decrease) in net assets resulting from operations	2,599,522	(2,421,707)	258,835

Distributions to Shareholders from:
Net investment income	(488,796)	(648,369)	(646,838)

Shareholder Transactions:
Proceeds from shares sold	1,240,504	640	5,874,874
Value of shares repurchased	(3,866,725)	—	(8,338,742)

Net increase (decrease) in net assets resulting from shares transactions	(2,626,221)	640	(2,463,868)

Increase (Decrease) in Net Assets	(515,495)	(3,069,436)	(2,851,871)

Net Assets:
Beginning of year	23,139,297	26,208,733	29,060,604

End of year	$22,623,802	$23,139,297	$26,208,733

Undistributed net investment income at end of year	$319	$22,478	$(3,609)

Changes in Shares Outstanding:
Shares sold	50,000	—	200,000
Shares repurchased	(150,000)	—	(300,000)
Shares outstanding, beginning of year	900,000	900,000	1,000,000

Shares outstanding, ending of year	800,000	900,000	900,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13

BLDRS Developed Markets 100 ADR Index Fund (ADRD)

Statements of Changes in Net Assets

For the years ended September 30, 2016, 2015 and 2014

	2016	2015	2014
Operations:
Net investment income	$2,204,117	$2,218,975	$2,754,910
Net realized gain (loss)	(504,853)	(1,415,510)	(1,030,331)
Net change in unrealized appreciation (depreciation)	(1,385,377)	(8,850,017)	1,980,936

Net increase (decrease) in net assets resulting from operations	313,887	(8,046,552)	3,705,515

Distributions to Shareholders from:
Net investment income	(2,419,239)	(2,412,654)	(2,695,253)

Shareholder Transactions:
Proceeds from shares sold	3,096,979	21,192,472	6,100,912
Value of shares repurchased	(7,748,881)	(2,371,229)	—

Net increase (decrease) in net assets resulting from shares transactions	(4,651,902)	18,821,243	6,100,912

Increase (Decrease) in Net Assets	(6,757,254)	8,362,037	7,111,174

Net Assets:
Beginning of year	65,250,887	56,888,850	49,777,676

End of year	$58,493,633	$65,250,887	$56,888,850

Undistributed net investment income at end of year	$(357,764)	$(142,642)	$50,181

Changes in Shares Outstanding:
Shares sold	150,000	900,000	250,000
Shares repurchased	(400,000)	(100,000)	—
Shares outstanding, beginning of year	3,150,000	2,350,000	2,100,000

Shares outstanding, ending of year	2,900,000	3,150,000	2,350,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14

BLDRS Emerging Markets 50 ADR Index Fund (ADRE)

Statements of Changes in Net Assets

For the years ended September 30, 2016, 2015 and 2014

	2016	2015	2014
Operations:
Net investment income	$2,165,191	$3,341,143	$4,873,006
Net realized gain (loss)	(12,635,757)	(27,289,838)	(14,555,076)
Net change in unrealized appreciation (depreciation)	39,100,471	(27,067,954)	26,063,733

Net increase (decrease) in net assets resulting from operations	28,629,905	(51,016,649)	16,381,663

Distributions to Shareholders from:
Net investment income	(2,825,467)	(4,309,130)	(4,887,680)

Shareholder Transactions:
Proceeds from shares sold	4,529,729	124,414	7,617,669
Value of shares repurchased	(24,580,528)	(33,841,503)	(49,841,673)

Net increase (decrease) in net assets resulting from shares transactions	(20,050,799)	(33,717,089)	(42,224,004)

Increase (Decrease) in Net Assets	5,753,639	(89,042,868)	(30,730,021)

Net Assets:
Beginning of year	124,615,307	213,658,175	244,388,196

End of year	$130,368,946	$124,615,307	$213,658,175

Undistributed net investment income at end of year	$(969,787)	$(924,251)	$(80,679)

Changes in Shares Outstanding:
Shares sold	150,000	—	200,000
Shares repurchased	(850,000)	(1,000,000)	(1,350,000)
Shares outstanding, beginning of year	4,450,000	5,450,000	6,600,000

Shares outstanding, ending of year	3,750,000	4,450,000	5,450,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15

BLDRS Europe Select ADR Index Fund (ADRU)

Statements of Changes in Net Assets

For the years ended September 30, 2016, 2015 and 2014

	2016	2015	2014
Operations:
Net investment income	$629,971	$704,235	$994,658
Net realized gain (loss)	(196,347)	(517,324)	(427,199)
Net change in unrealized appreciation (depreciation)	(370,151)	(2,780,272)	1,077,101

Net increase (decrease) in net assets resulting from operations	63,473	(2,593,361)	1,644,560

Distributions to Shareholders from:
Net investment income	(729,587)	(822,392)	(986,738)

Shareholder Transactions:
Proceeds from shares sold	—	3,562,672	3,666,218
Value of shares repurchased	(2,967,480)	(1,186,972)	—

Net increase (decrease) in net assets resulting from shares transactions	(2,967,480)	2,375,700	3,666,218

Increase (Decrease) in Net Assets	(3,633,594)	(1,040,053)	4,324,040

Net Assets:
Beginning of year	18,426,366	19,466,419	15,142,379

End of year	$14,792,772	$18,426,366	$19,466,419

Undistributed net investment income at end of year	$(125,348)	$(94,273)	$23,884

Changes in Shares Outstanding:
Shares sold	—	150,000	150,000
Shares repurchased	(150,000)	(50,000)	—
Shares outstanding, beginning of year	900,000	800,000	650,000

Shares outstanding, ending of year	750,000	900,000	800,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16

Financial Highlights

BLDRS Asia 50 ADR Index Fund (ADRA)

	Year Ended September 30,
	2016	2015	2014	2013	2012
Per Share Operating Performance:
Net asset value at beginning of year	$25.71	$29.12	$29.06	$23.95	$22.40
Net investment income(a)	0.56	0.72	0.67	0.62	0.62
Net realized and unrealized gain (loss) on investments	2.61	(3.41)	0.09	4.88	1.57
Total from investment operations	3.17	(2.69)	0.76	5.50	2.19
Distributions to shareholders from:
Net investment income	(0.60)	(0.72)	(0.70)	(0.39)	(0.56)
Return of capital	—	—	—	—	(0.08)
Total distributions	(0.60)	(0.72)	(0.70)	(0.39)	(0.64)
Net asset value at end of year	$28.28	$25.71	$29.12	$29.06	$23.95
Net Asset Value Total Return(b)	12.51%	(9.44)%	2.59%	23.04%	9.89%
Ratios/Supplemental Data
Net assets at end of year (000’s omitted)	$22,624	$23,139	$26,209	$29,061	$26,344
Ratio to average net assets of:
Expenses, after Waivers	0.30%	0.30%	0.30%	0.30%	0.30%
Expenses, prior to Waivers	0.38%	0.40%	0.37%	0.40%	0.41%
Net investment income, after Waivers	2.13%	2.43%	2.29%	2.30%	2.57%
Portfolio turnover rate(c)	7.00%	11.27%	3.47%	7.01%	10.15%

(a)	Based on average shares outstanding.
(b)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total investment returns calculated for a period of less than one year are not annualized.
(c)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

BLDRS Developed Markets 100 ADR Index Fund (ADRD)

	Year Ended September 30,
	2016	2015	2014		2013	2012
Per Share Operating Performance:
Net asset value at beginning of year	$20.71	$24.21	$23.70		$19.91	$17.71
Net investment income(a)	0.71	0.79	1.23	(b)	0.68	0.69
Net realized and unrealized gain (loss) on investments	(0.46)	(3.45)	0.49		3.79	2.19
Total from investment operations	0.25	(2.66)	1.72		4.47	2.88
Distributions to shareholders from:
Net investment income	(0.79)	(0.84)	(1.21)		(0.68)	(0.68)
Net asset value at end of year	$20.17	$20.71	$24.21		$23.70	$19.91
Net Asset Value Total Return(c)	1.34%	(11.26)%	7.29%		22.78%	16.61%
Ratios/Supplemental Data
Net assets at end of year (000’s omitted)	$58,494	$65,251	$56,889		$49,778	$48,779
Ratio to average net assets of:
Expenses, after Waivers	0.30%	0.30%	0.30%		0.30%	0.30%
Expenses, prior to Waivers	0.30%	0.30%	0.30%		0.33%	0.35%
Net investment income after Waivers	3.52%	3.38%	4.97	%(b)	3.12%	3.57%
Portfolio turnover rate(d)	5.05%	4.06%	6.56%		3.58%	4.94%

(a)	Based on average shares outstanding.
(b)	Net investment income per share, ratio of net investment income before expenses waived and/or assumed and net investment income after expenses waived and/or assumed to include a significant dividend received during the period. Net investment income per share, ratio of net investment income before expenses waived and/or assumed and net investment income after expenses waived and/or assumed excluding the significant dividends are $0.77, 3.11% and 3.11%, respectively.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total investment returns calculated for a period of less than one year are not annualized.
(d)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17

Financial Highlights (continued)

BLDRS Emerging Markets 50 ADR Index Fund (ADRE)

	Year Ended September 30,
	2016	2015	2014	2013	2012
Per Share Operating Performance:
Net asset value at beginning of year	$28.00	$39.20	$37.03	$39.27	$36.08
Net investment income(a)	0.53	0.66	0.84	0.88	0.96
Net realized and unrealized gain (loss) on investments	6.94	(10.97)	2.16	(2.21)	3.23
Total from investment operations	7.47	(10.31)	3.00	(1.33)	4.19
Distribution to shareholders from:
Net investment income	(0.70)	(0.89)	(0.83)	(0.91)	(1.00)
Net asset value at end of year	$34.77	$28.00	$39.20	$37.03	$39.27
Net Asset Value Total Return(b)	26.99%	(26.58)%	8.17%	(3.36)%	11.75%
Ratios/Supplemental Data
Net assets at end of year (000’s omitted)	$130,369	$124,615	$213,658	$244,388	$341,609
Ratio to average net assets of:
Expenses	0.30%	0.30%	0.30%	0.30%	0.30%
Net investment income	1.74%	1.87%	2.20%	2.30%	2.42%
Portfolio turnover rate(c)	7.61%	17.51%	8.34%	8.62%	12.03%

(a)	Based on average shares outstanding.
(b)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total investment returns calculated for a period of less than one year are not annualized.
(c)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

BLDRS Europe Select ADR Index Fund (ADRU)

	Year Ended September 30,
	2016	2015	2014		2013	2012
Per Share Operating Performance:
Net asset value at beginning of year	$20.47	$24.33	$23.30		$19.92	$17.34
Net investment income(a)	0.74	0.77	1.36	(b)	0.70	0.70
Net realized and unrealized gain (loss) on investments	(0.62)	(3.75)	1.02		3.25	2.53
Total from investment operations	0.12	(2.98)	2.38		3.95	3.23
Distribution to shareholders from:
Net investment income	(0.87)	(0.88)	(1.35)		(0.57)	(0.65)
Net asset value at end of year	$19.72	$20.47	$24.33		$23.30	$19.92
Net Asset Value Total Return(c)	0.70%	(12.53)%	10.28%		20.10%	18.99%
Ratios/Supplemental Data
Net assets at end of year (000’s omitted)	$14,793	$18,426	$19,466		$15,142	$13,947
Ratio to average net assets of:
Expenses, after Waivers	0.30%	0.30%	0.30%		0.30%	0.30%
Expenses, prior to Waivers	0.48%	0.43%	0.47%		0.58%	0.59%
Net investment income after Waivers	3.71%	3.34%	5.49	%(b)	3.25%	3.69%
Portfolio turnover rate(d)	5.24%	4.79%	7.79%		3.00%	4.69%

(a)	Based on average shares outstanding.
(b)	Net investment income per share, ratio of net investment income before expenses waived and/or assumed and net investment income after expenses waived and/or assumed to include a significant dividend received during the period. Net investment income per share, ratio of net investment income before expenses waived and/or assumed and net investment income after expenses waived and/or assumed excluding the significant dividends are $0.80, 3.03% and 3.21%, respectively.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total investment returns calculated for a period of less than one year are not annualized.
(d)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18

Notes to Financial Statements

BLDRS Index Funds Trust

September 30, 2016

Note 1. Organization

BLDRS Index Funds Trust (the “Trust”) is a unit investment trust consisting of four separate investment portfolios (each a “Fund” and collectively the “Funds”). The Trust was organized under the laws of the State of New York and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of September 30, 2016, the Trust offered four portfolios:

Full Name	Short Name
BLDRS Asia 50 ADR Index Fund	“Asia”
BLDRS Developed Markets 100 ADR Index Fund	“Developed Markets”
BLDRS Emerging Markets 50 ADR Index Fund	“Emerging Markets”
BLDRS Europe Select ADR Index Fund	“Europe”

The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Each Fund’s Shares are listed and traded on The NASDAQ Stock Market.

The investment objective of each Fund is to provide investment results that generally correspond (before fees and expenses) to the price and yield of its respective index listed below (each a “BNY Mellon ADR Index”):

Fund	BNY Mellon ADR Index
BLDRS Asia 50 ADR Index Fund	The BNY Mellon Asia 50 ADR IndexSM
BLDRS Developed Markets 100 ADR Index Fund	The BNY Mellon Developed Markets 100 ADR IndexSM
BLDRS Emerging Markets 50 ADR Index Fund	The BNY Mellon Emerging Markets 50 ADR IndexSM
BLDRS Europe Select ADR Index Fund	The BNY Mellon Europe Select ADR IndexSM

The Bank of New York Mellon (the “Trustee”) has entered into an Agency Agreement with Invesco PowerShares Capital Management LLC (the “Sponsor”) (the “Agency Agreement”). Under the terms of the Agency Agreement, the Sponsor will perform certain functions on behalf of the Trustee: (a) relating to the evaluation of the portfolio securities held by the Funds for the purposes of determining the net asset value of the Funds, and (b) relating to rebalancing and adjustments of the Trust’s portfolios.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Trust monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print. The following is a summary of the significant accounting policies followed by the Funds in preparation of the financial statements.

A. Security Valuation

Securities, including restricted securities, are valued according to the following policies:

Portfolio securities are valued at the last trade or official closing price of the exchange on which they trade, which is deemed to be the principal market on which the securities are traded, or if there is no last trade or official closing price on the day of valuation, a security is valued at the closing bid price on that day. If a security is not quoted, if the principal market of the security is other than an exchange, or the Sponsor deems the last trade, official close price or closing bid price inappropriate for valuation purposes, then the security shall be fair valued in good faith by the Sponsor, in a manner consistent with the Trust Indenture and Agreement (the “Trust Agreement”) and the Agency Agreement based (a) on the last trade or closing price for the security on another market on which the security is traded or if there is no such appropriate closing price, at the closing bid price on such other market, (b) on current bid prices on the principal market or such other markets, (c) if bid prices are not available, on the basis of current bid prices for comparable securities, (d) by the Sponsor appraising the value of the securities in good faith, or (e) any combination thereof. In the event that the Agency Agreement is terminated, the Trustee would be responsible for the valuation steps set forth above in accordance with the terms and conditions of the Trust Agreement.

B. Other Risks

Index Risk. Unlike many investment companies, the Funds do not utilize investing strategies that seek returns in excess of their BNY Mellon ADR Index. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its respective BNY Mellon ADR Index, even if that security generally is underperforming.

19

Equity Risk. Equity risk is the risk that the value of the securities that each Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities that a Fund holds participate or factors relating to specific companies in which the Funds invest. For example, an adverse event, such as an unfavorable earnings report, may depress the value of securities a Fund holds; the price of securities may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the securities a Fund holds. In addition, securities of an issuer in the Fund’s portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition.

Non-Diversified Fund Risk. The Funds are non-diversified and can invest a greater portion of their assets in securities of individual issuers than diversified funds. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase a Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on a Fund’s performance.

Foreign Market Risk. The underlying securities of the Depositary Receipts in a Fund’s portfolio trade on foreign exchanges at times when the U.S. markets are not open for trading, the value of the Depositary Receipts representing those underlying securities may change materially at times when the U.S. markets are not open for trading, regardless of whether there is an active U.S. market for fund shares.

Emerging Markets Risk. The risks of foreign investments are usually much greater for emerging markets. Emerging markets are riskier because they develop unevenly and may never fully develop. They are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, the securities markets in many of these countries have far lower trading volumes and less liquidity than developed markets. Because these markets are so small, they may be more likely to suffer sharp and frequent price changes or long term price depression due to adverse publicity, investor perceptions or the transactions of a few large investors. Traditional measures of investment value used in the U.S., such as price to earnings ratios, may not apply to certain small markets, making it more difficult to value their securities.

Non-Correlation Risk. Each Fund’s return may not match the return of its BNY Mellon ADR Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to its BNY Mellon ADR Index, and incurs costs in buying and selling securities, especially when rebalancing each Fund’s securities holdings to reflect changes in the composition of its BNY Mellon ADR Index. In addition, the performance of each Fund and its BNY Mellon ADR Index may vary due to asset valuation differences and differences between each Fund’s portfolio and its BNY Mellon ADR Index resulting from legal restrictions, cost or liquidity constraints.

C. Federal Income Taxes

Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions and losses deferred due to wash sales, if any.

The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

D. Investment Transactions and Investment Income

Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on the accrual basis. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Realized gains, dividends and interest received by each Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

20

Corporate Actions (including cash dividends) are recorded net of non-reclaimable foreign tax withholdings on the ex-date.

E. Expenses

Under the Trust Agreement, the Trust is responsible for the Trustee’s fee (including fees for extraordinary expenses and other services), transfer agency services fees, governmental fees, any taxes, fees and charges payable by the Trustee with respect to Shares, indemnification of the Trustee or the Sponsor, brokerage commissions and other transactional charges and other out-of-pocket expenses of a Fund.

In addition, the Trust may be charged for expenses related to reimbursement to the Sponsor for annual licensing fees, federal and state annual registration fees and expenses of the Sponsor relating to the printing and distribution of marketing materials. Pursuant to the provisions of an exemptive order, the expenses set forth in this paragraph may be charged to the Trust in an amount equal to the actual costs incurred, but shall not exceed 0.30% per annum of the daily NAV of the Trust.

F. Dividends and Distributions to Shareholders

The Funds declare and distribute dividends, if any, from net investment income quarterly. The Funds will distribute net realized capital gains, if any, at least annually.

Note 3. Agreements with the Trustee, Licensor and Sponsor

The Funds pay the expenses of their operations, including Trustee fees, reimbursements to the Sponsor for expenses relating to the marketing of the Funds and fees to The Bank of New York Mellon (the “Licensor”) for a license to use each BNY Mellon ADR Index as a basis for determining the composition and weighting of securities held by each respective Fund. Each Fund pays an annual licensing fee to the Licensor equal to 6/100th of one percent (0.06%) of its average net assets subject to the waiver provisions discussed below.

In accordance with the Trust Agreement, the Trustee maintains the Funds’ accounting records, acts as custodian and transfer agent to the Funds, and provides administrative services, including filing of all required regulatory reports. The Trustee is also responsible for determining the composition of the portfolios of securities, which must be delivered in exchange for the issuance of Creation Units of the Funds, and for adjusting the composition of each Fund’s portfolio from time to time to conform to changes in the compositions and/or weighting structure of each respective BNY Mellon ADR Index.

For these services, the Trustee receives a fee from each Fund at the following annual rates:

Net Assets	Fee as Percentage of Net Assets
$0-$499,999,999*	10/100 of 1% per annum
$500,000,000-$2,499,999,999*	8/100 of 1% per annum
$2,500,000,000 and above*	6/100 of 1% per annum

*	The fee indicated applies to that portion of the net assets of each Fund that falls in the size category indicated and is computed each business day on the basis of the net assets of the Fund on such day.

Marketing expenses for the years ended September 30, 2016, 2015 and 2014, represent expenses incurred by the Sponsor, if any, on behalf of the Funds and charged to the Funds, subject to the reimbursement provisions below. Marketing expenses are paid by the Sponsor on behalf of the Trust for invoices received directly by the Sponsor during the year. The following amounts remain payable to the Sponsor at September 30, 2016.

Asia	$—
Developed Markets	19,239
Emerging Markets	164,336
Europe	—

In accordance with the terms of the Trust Agreement and the Agency Agreement, the Trustee will pay, from its own assets, the Sponsor to perform the following services for the Trust: adjust the composition of the portfolio, calculate and adjust, if necessary, the weighting of each security in the portfolio, dispose of or exchange securities after it has been determined that such securities will be removed from the Index and direct securities transactions to brokers or dealers, which may include affiliates of the Trustee, but will not include affiliates of the Sponsor.

The Sponsor had undertaken that on each day during the fiscal year ended September 30, 2016, and until determined otherwise, the ordinary operating expenses of the Funds as calculated by the Trustee would not be permitted to exceed an amount which is 30/100 of one percent (0.30%) per annum of the daily net asset value of each Fund. To the extent during such period that ordinary operating expenses of a Fund exceeded such 0.30% amount, the Licensor first waived licensing fees applicable to the Fund and, if such waiver was insufficient, the Sponsor thereafter reimbursed the Fund for or assumed such excess ordinary operating expenses. The Licensor and Sponsor may be repaid by the Funds for licensing fees so waived or expenses so reimbursed or assumed respectively, in each case to the extent that subsequently during the fiscal year expenses fall below the 0.30% per annum level on any given day.

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For the fiscal years ended September 30, 2016, 2015 and 2014, the Licensor waived and the Sponsor assumed the following expenses incurred by the Funds:

	License Fees Waived by Licensor Fiscal Year Ended September 30,			Expenses Assumed by the Sponsor Fiscal Year Ended September 30,
	2016	2015	2014	2016	2015	2014
Asia	$13,123	$15,926	$16,945	$3,966	$10,174	$3,817
Developed Markets	—	—	—	—	—	—
Emerging Markets	—	—	—	—	—	—
Europe	10,190	12,659	10,846	19,861	14,909	20,618

Invesco Distributors, Inc., an affiliate of the Sponsor, is the distributor for the Funds. Prior to January 2, 2016, ALPS Distributors, Inc. was the distributor for the Funds. The Sponsor, not the Funds, pays the Distributor a flat annual fee of $20,000 for each Fund for its distribution services and the Funds do not reimburse the Sponsor for such fees.

Note 4. Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of September 30, 2016, all of the securities in each Fund were valued based on Level 1 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Note 5. Distributions to Shareholders and Tax Components of Net Assets

Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended September 30, 2016, 2015 and 2014:

	Ordinary Income
	2016	2015	2014
Asia	$488,796	$648,369	$646,838
Developed Markets	2,419,239	2,412,654	2,695,253
Emerging Markets	2,825,467	4,309,130	4,887,680
Europe	729,587	822,392	986,738

Tax Components of Net Assets at Fiscal Year-End:

	Undistributed Ordinary Income	Temporary Book/Tax Differences	Net Unrealized Appreciation (Depreciation)- Investment Securities	Capital Loss Carryforwards	Post-October Capital Losses Deferrals*	Shares of Beneficial Interest	Total Net Assets
Asia	$156,016	$(155,695)	$(4,831,073)	$(11,216,156)	$(18,556)	$38,689,266	$22,623,802
Developed Markets	45,220	(402,984)	(21,244,175)	(16,512,530)	(820,766)	97,428,868	58,493,633
Emerging Markets	—	(969,786)	(33,558,329)	(107,938,243)	(4,935,821)	277,771,125	130,368,946
Europe	—	(125,348)	(5,577,987)	(5,372,841)	(351,744)	26,220,692	14,792,772

*	The Funds will elect to defer net capital losses incurred after October 31 (“Post-October Capital Losses”) within the taxable year that are deemed to arise on the first business day of each Fund’s next taxable year.

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Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Funds to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire within eight tax years. Capital losses with an expiration date may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The following table presents available capital loss carryforwards and expiration dates for each Fund as of September 30, 2016:

				Post-effective/no expiration
	2017	2018	2019	Short-Term	Long-Term	Total*
Asia	$3,330,400	$4,149,037	$298,791	$294,090	$3,143,838	$11,216,156
Developed Markets	681,358	8,058,923	2,608,098	45,859	5,118,292	16,512,530
Emerging Markets	31,056,295	10,088,950	1,412,302	4,135,607	61,245,089	107,938,243
Europe	325,340	2,226,447	1,078,809	11,120	1,731,125	5,372,841

*	Capital loss carryforwards as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

Note 6. Investment Transactions

For the fiscal year ended September 30, 2016, the cost of securities purchased and proceeds from sales of securities (other than short-term securities, U.S. Treasury obligations, money market funds and in-kind transactions, if any) were as follows:

	Purchases	Sales
Asia	$1,536,100	$1,575,960
Developed Markets	3,169,203	3,186,327
Emerging Markets	9,579,551	10,495,176
Europe	912,502	900,150

For the fiscal year ended September 30, 2016, in-kind transactions associated with creations and redemptions were as follows:

	Cost of Securities Received	Value of Securities Delivered
Asia	$1,236,972	$3,866,976
Developed Markets	3,103,605	7,758,430
Emerging Markets	4,570,862	24,830,628
Europe	—	2,984,044

Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes.

At September 30, 2016, the aggregate cost and the net unrealized appreciation (depreciation) of investments for tax purposes were as follows:

	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Cost
Asia	$2,772,076	$(7,603,149)	$(4,831,073)	$27,449,832
Developed Markets	3,433,186	(24,677,361)	(21,244,175)	80,086,855
Emerging Markets	24,094,552	(57,652,881)	(33,558,329)	164,386,708
Europe	1,140,170	(6,718,157)	(5,577,987)	20,564,074

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Note 7. Reclassification of Permanent Differences

Primarily as a result of differing book/tax treatment of in-kind transactions on September 30, 2016, amounts were reclassified between undistributed net investment income, undistributed net realized gain (loss) and Shares of beneficial interest. These reclassifications had no effect on the net assets of each Fund. For the fiscal year ended September 30, 2016, the reclassifications were as follows:

	Undistributed Net Investment Income	Undistributed Net Realized Gain (Loss)	Shares of Beneficial Interest
Asia	$—	$214,518	$(214,518)
Developed Markets	—	(110,480)	110,480
Emerging Markets	614,740	8,213,028	(8,827,768)
Europe	68,541	(22,917)	(45,624)

Note 8. Capital

The Shares of the Funds are issued and redeemed only in size aggregations of 50,000 Shares, called “Creation Units”. Such transactions are only permitted on an in-kind basis, with a separate cash payment that is equivalent to the undistributed net investment income of the shares and a balancing cash component to equate the transaction to the net asset value of the shares on the transaction date.

The transaction fee in connection with creation or redemption of Creation Units through the continuous net settlement system of National Securities Clearing Corporation (the “Clearing Process”) is $10 per security “name” in the portfolio deposit or redemption payment, rounded up to the nearest $500 for Asia and Emerging Markets and to $1,000 for Developed Markets and Europe per participating party per day, regardless of the number of Creation Units purchased or redeemed on such day by the participating party. The total fee that can be charged in connection with the creation or redemption of Creation Units outside the Clearing Process is four times the normal transaction cost of $500 ($2,000) and $1,000 ($4,000) per participating party per day.

Transaction fees are received by the Trustee and used to offset its expense of processing orders. For fiscal years ended September 30, 2016, 2015 and 2014, the Trustee earned the following amounts in transaction fees:

	For the Fiscal Year Ended September 30,
	2016	2015	2014
Asia	$2,000	$—	$2,000
Developed Markets	7,000	13,000	4,000
Emerging Markets	7,500	7,500	10,000
Europe	2,000	4,000	3,000

The Trustee, in its sole discretion, may voluntarily reduce or waive its fee, or modify the transaction fee schedule, subject to certain limitations. There were no such reductions or waivers for the years ended September 30, 2016, 2015 or 2014.

Note 9. Representations and Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that maybe made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

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Report of Independent Registered Public Accounting Firm

To the Sponsor, Trustee and Unitholders of The BLDRS Index Funds Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of BLDRS Asia 50 ADR Index Fund, BLDRS Developed Markets 100 ADR Index Fund, BLDRS Emerging Markets 50 ADR Index Fund, and BLDRS Europe Select ADR Index Fund (each an individual Fund of The BLDRS Index Fund Trust, hereafter referred to as the “Funds”) as of September 30, 2016, the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of September 30, 2016 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights of the Funds for the years ended September 30, 2013 and prior were audited by other auditors whose report dated January 16, 2014 expressed an unqualified opinion on those financial highlights.

PricewaterhouseCoopers LLP

Chicago, IL

December 22, 2016

25

Supplemental Information

(Unaudited)

BLDRS Asia 50 ADR Index Fund

BLDRS Developed Markets 100 ADR Index Fund

BLDRS Emerging Markets 50 ADR Index Fund

BLDRS Europe Select ADR Index Fund

I. Information Regarding Closing Prices vs. Net Asset Value Frequency Distribution for Each BLDRS Fund

The tables that follow present information about the differences between the daily market price on secondary markets for shares of a BLDRS Fund and that Fund’s net asset value. Net Asset Value, or “NAV”, is the price at which a Fund issues and redeems shares. The “Closing Market Price” of shares in each BLDRS Fund is determined and published by The NASDAQ Stock Market, as of the time that the Funds’ NAV is calculated. Each Fund’s Closing Market Price may be below, at, or above its NAV. The NAV for each Fund will fluctuate with changes in the market value of its portfolio holdings.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Closing Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency distributions of premiums and discounts for each of the BLDRS Funds included in this report. The information shown for each Fund is from October 1, 2011 through September 30, 2016.

Each line in the table shows the number of trading days in which the BLDRS Funds traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future performance.

BLDRS Asia 50 ADR Index Fund

Five Year Period Ended September 30, 2016

	Closing Price on NASDAQ Above Fund NAV		Closing Price on NASDAQ Below Fund NAV
Range	Frequency(a)	% of Total	Frequency(a)	% of Total
>0% to 0.50%	283	97.59%	891	92.04%
>0.50% to 1.00%	6	2.07%	60	6.20%
>1.00% to 2.00%	1	0.34%	6	0.62%
>2.00%	—	—%	11	1.14%
Total	290	100.00%	968	100.00%

BLDRS Developed Markets 100 ADR Index Fund

Five Year Period Ended September 30, 2016

	Closing Price on NASDAQ Above Fund NAV		Closing Price on NASDAQ Below Fund NAV
Range	Frequency(a)	% of Total	Frequency(a)	% of Total
>0% to 0.50%	452	99.34%	801	99.75%
>0.50% to 1.00%	3	0.66%	2	0.25%
>1.00% to 2.00%	—	—%	—	—%
>2.00%	—	—%	—	—%
Total	455	100.00%	803	100.00%

26

Supplemental Information (continued)

(Unaudited)

BLDRS Emerging Markets 50 ADR Index Fund

Five Year Period Ended September 30, 2016

	Closing Price on NASDAQ Above Fund NAV		Closing Price on NASDAQ Below Fund NAV
Range	Frequency(a)	% of Total	Frequency(a)	% of Total
>0% to 0.50%	280	98.59%	974	100.00%
>0.50% to 1.00%	3	1.06%	—	—%
>1.00% to 2.00%	1	0.35%	—	—%
>2.00%	—	—%	—	—%
Total	284	100.00%	974	100.00%

BLDRS Europe Select ADR Index Fund

Five Year Period Ended September 30, 2016

	Closing Price on NASDAQ Above Fund NAV		Closing Price on NASDAQ Below Fund NAV
Range	Frequency(a)	% of Total	Frequency(a)	% of Total
>0% to 0.50%	592	99.49%	658	99.25%
>0.50% to 1.00%	2	0.34%	3	0.45%
>1.00% to 2.00%	1	0.17%	2	0.30%
>2.00%	—	—%	—	—%
Total	595	100.00%	663	100.00%

(a)	Number of Trading Days refers to the number of days during which there is buy/sell activity for the Fund on the Exchange.

II. Annualized and Cumulative Returns for each BLDRS Fund

Annualized Total Return

For the Period Ended September 30, 2016

	Past One Year(a)			Past Five Year(a)			Past Ten Year(a)			From Inception(a)
BLDRS Fund	NAV	Closing Market	Index	NAV	Closing Market	Index	NAV	Closing Market	Index	NAV	Closing Market	Index
BLDRS Asia 50 ADR Index Fund	12.51%	12.79%	11.45%	7.16%	7.19%	6.34%	2.24%	2.24%	1.42%	6.68%	6.66%	6.15%
BLDRS Developed Markets 100 ADR Index Fund	1.29%	1.39%	1.21%	6.67%	6.66%	6.61%	0.94%	0.94%	0.83%	5.76%	5.78%	5.80%
BLDRS Emerging Markets 50 ADR Index Fund	26.94%	27.21%	26.75%	1.72%	1.77%	1.89%	3.09%	3.08%	3.21%	10.66%	10.60%	10.74%
BLDRS Europe Select ADR Index Fund	0.64%	0.35%	0.99%	6.78%	6.68%	7.10%	1.00%	0.97%	1.22%	5.97%	5.91%	6.28%

27

Supplemental Information (continued)

(Unaudited)

Cumulative Total Return

For the Period Ended September 30, 2016

	Past One Year(a)			Past Five Year(a)			Past Ten Year(a)			From Inception(a)
BLDRS Fund	NAV	Closing Market	Index	NAV	Closing Market	Index	NAV	Closing Market	Index	NAV	Closing Market	Index
BLDRS Asia 50 ADR Index Fund	12.51%	12.79%	11.45%	41.32%	41.53%	36.00%	24.82%	24.86%	15.12%	145.39%	144.55%	128.99%
BLDRS Developed Markets 100 ADR Index Fund	1.29%	1.39%	1.21%	38.13%	38.04%	37.70%	9.80%	9.81%	8.63%	117.45%	118.15%	118.79%
BLDRS Emerging Markets 50 ADR Index Fund	26.94%	27.21%	26.75%	8.92%	9.14%	9.83%	35.62%	35.45%	37.14%	307.94%	304.94%	312.17%
BLDRS Europe Select ADR Index Fund	0.64%	0.35%	0.99%	38.81%	38.15%	40.94%	10.45%	10.13%	12.90%	123.61%	121.98%	132.86%

(a)	Annualized and Cumulative Total Returns for the period since inception are calculated from the inception date of November 13, 2002. “Cumulative Total Return” represents the total change in value of an investment over the period indicated.

Closing Market Price and NAV returns assume that dividends and capital gains distributions have been reinvested in each Fund at market closing price and net asset value, respectively. Since Fund shares typically do not trade in the secondary market until after several days after Fund inception, for the period from inception to the first day of secondary market trading in fund shares, the net asset value is used as a proxy for secondary market trading price to calculate closing market returns.

Unlike a Fund, an Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a Fund. Fund expenses negatively impact the performance of a Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Fund shares may be worth more or less than their original cost when they are redeemed or sold in the market. A Fund’s past performance is no guarantee of future results.

28

Tax Information

(Unaudited)

For the year ended September 30, 2016, the Funds report, in accordance with Section 854 of the Internal Revenue Code, the following percentages of ordinary income distributions paid as qualified dividend income (QDI) and eligible for corporate dividends received deduction (DRD):

	QDI	DRD
BLDRS Asia 50 ADR Index Fund	100%	0%
BLDRS Developed Markets 100 ADR Index Fund	100%	0%
BLDRS Emerging Markets 50 ADR Index Fund	100%	0%
BLDRS Europe Select ADR Index Fund	100%	0%

Foreign Taxes Paid — The following Funds elect under the Internal Revenue Code Section 853 to pass through foreign taxes paid to its shareholders. The total amount of foreign taxes passed through to shareholders on a per share basis for the year ended September 30, 2016, are as follows:

	Foreign Taxes Per Share	Income Per Share
BLDRS Asia 50 ADR Index Fund	$0.0617	$0.7432
BLDRS Developed Markets 100 ADR Index Fund	0.0571	0.8895
BLDRS Emerging Markets 50 ADR Index Fund	0.0841	0.7619
BLDRS Europe Select ADR Index Fund	0.0651	0.9742

In January 2017, you will be advised on IRS Form 1099 DIV as to the Federal tax status of the distributions received by you in calendar year 2016.

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BLDRS Index Funds Trust

Sponsor

Invesco PowerShares Capital Management, LLC

3500 Lacey Road, Suite 700

Downers Grove, IL 60515

Trustee

The Bank of New York Mellon

2 Hanson Place

Brooklyn, NY 11217

Distributor

Effective January 2, 2016:

Invesco Distributors, Inc.

11 Greenway Plaza, Suite 1000

Houston, TX 77046

Prior to January 2, 2016:

ALPS Distributors, Inc.

1290 Broadway, Suite 1100

Denver, CO 80203

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1 N. Wacker Drive

Chicago, IL 60606

Legal Counsel

Stradley Ronon Stevens & Young, LLP

1250 Connecticut Avenue, N.W., Suite 500

Washington, D.C. 20036

P-BLDRS-AR-1